Leases - Summary Of Components Of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Operating lease cost	$ 66.5	$ 48.7	$ 35.3
Short-term lease cost	161.2	96.2	145.0
Variable lease cost	4.3	3.0	2.8
Total lease cost	232.0	147.9	183.1
LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Operating lease cost	76.3	61.4	48.4
Short-term lease cost	161.2	96.2	145.0
Variable lease cost	5.5	3.4	3.1
Total lease cost	$ 243.0	$ 161.0	$ 196.5